Trade payables and accrued liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Trade payables and accrued liabilities
Schedule of trade payables and accrued liabilities

	June 30,	December 31,
	2020	2019
Trade payables	$656,681	$693,502
Due to related parties (Note 18)	33,225	275,512
Accrued liabilities	229,134	1,159,212
	$919,040	$2,128,226